Income and mining taxes (Tables)	12 Months Ended
Dec. 31, 2022
INCOME AND MINING TAXES [Abstract]
Schedule of the composition of income tax expense	The following table outlines the composition of income tax expense between current tax and deferred tax:

	Year ended December 31
(in millions of U.S. dollars)	2022	2021
CURRENT INCOME AND MINING TAX EXPENSE
Canada	1.9	3.6
Foreign	2.6	0.2
Adjustments in respect of prior year	(0.3)	(0.2)
	4.2	3.6
DEFERRED INCOME AND MINING TAX EXPENSE
Canada	(1.5)	14.0
Adjustments in respect of prior year	(1.3)	2.1
	(2.8)	16.1
Total income tax expense	1.4	19.7

Schedule of reconciliation of Income tax recovery	The differences result from the following items:

	Year ended December 31
(in millions of U.S. dollars)	2022	2021
Earnings (loss) before taxes	(65.4)	160.3
Canadian federal and provincial income tax rates	25.8%	25.8%
Income tax expense (recovery) based on above rates	(16.9)	41.4
INCREASE (DECREASE) DUE TO
Permanent differences	4.6	(19.9)
Different statutory tax rates on earnings of foreign subsidiaries	0.2	(0.3)
Foreign exchange on non-monetary assets and liabilities	(1.6)	(0.5)
Other foreign exchange differences	20.8	(32.8)
Prior years’ adjustments relating to tax provision and tax returns	0.1	1.9
Canadian mining tax	(1.3)	16.7
Change in unrecognized deferred tax assets	(7.1)	12.0
BC Mining exploration tax credits received	—	—
Other	2.6	1.2
Income tax expense	1.4	19.7

Schedule of deferred tax assets and liabilities
The following tables provide analysis of the deferred tax assets and liabilities, all of which are located in Canada:

	Year ended December 31
(in millions of U.S. dollars)	2022	2021
DEFERRED TAX ASSETS
Capital losses	6.0	7.0
Property, plant and equipment and Mining interests	45.5	52.9
Tax credits	62.7	66.5
Ontario Mining Tax	43.5	53.2
Other	127.9	148.8
	285.6	328.4
DEFERRED TAX LIABILITIES
British Columbia Mining Tax	(66.8)	(69.6)
	(66.8)	(69.6)
Unrecognized deferred tax asset	285.6	328.4
Deferred income tax liabilities, net	(66.8)	(69.6)

Schedule of the movement in the net deferred tax liabilities
The following table outlines the movement in the net deferred tax liabilities:

	Year ended December 31
(in millions of U.S. dollars)	2022	2021
MOVEMENT IN THE NET DEFERRED TAX LIABILITIES
Balance at the beginning of the year	(69.6)	(53.5)
Recognized in net earnings/loss	2.8	(16.1)
Total movement in the net deferred tax liabilities	(66.8)	(69.6)